Statement of Financial Position, Classified (Parenthetical)	Sep. 30, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,496,900	60,247,092
Ordinary shares, shares outstanding	60,496,900	60,247,092